Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Operating revenue, net	¥ 3,205,914	$ 503,078	¥ 3,027,948	¥ 1,510,965
Operating costs and expenses
Operating costs	(1,054,475)	(165,470)	(742,258)	(291,310)
Sales and marketing expenses	(3,104,769)	(487,206)	(2,130,535)	(1,056,494)
General and administrative expenses	(530,522)	(83,250)	(407,171)	(142,995)
Research and development expenses	(378,990)	(59,472)	(244,230)	(214,646)
Total operating costs and expenses	(5,068,756)	(795,398)	(3,524,194)	(1,705,445)
Operating loss	(1,862,842)	(292,320)	(496,246)	(194,480)
Other income/(expenses)
Interest income	48,662	7,636	26,515	10,533
Fair value change of warrant			(150,685)
Foreign currency exchange gain/(loss)	9,349	1,467	(1,335)	4,152
Others, net	9,764	1,532	8,052	817
Loss before income tax, and share of results of equity method investee	(1,795,067)	(281,685)	(613,699)	(178,978)
Income tax (expense)/bebefit	220,987	34,678	(50,155)	(142,528)
Share of results of equity method investee			(15)	(29)
Net loss attributable to Waterdrop Inc.	(1,574,080)	(247,007)	(663,869)	(321,535)
Deemed dividend on modification on preferred shares			(67,975)
Deemed dividend upon issuance of warrants			(90,268)
Preferred shares redemption value accretion	(152,287)	(23,897)	(285,668)	(136,839)
Net loss attributable to ordinary shareholders	(1,726,367)	(270,904)	(1,107,780)	(458,374)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(36,640)	(5,750)	(14,008)	27,771
Unrealized gains on available for sale investments, net of tax	192	30	1,724	209
Total comprehensive loss	¥ (1,610,528)	$ (252,727)	¥ (676,153)	¥ (293,555)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted | shares	2,990,507,749	2,990,507,749	1,174,583,516	1,203,526,000
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (0.58)	$ (0.09)	¥ (0.94)	¥ (0.38)